Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets [Abstract]
Goodwill			$ 52,541	$ 21,565
Amortization expense	$ 3,191	$ 451	2,049	$ 791
Goodwill	$ 161,678		$ 52,541